CONSOLIDATED STATEMENTS OF FINANCIAL POSITION ¥ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Non-current assets
Intangible assets	$ 1,637,363	¥ 10,653,175	¥ 10,608,791
Property, plant and equipment	14,769,795	96,096,715	90,868,235
Investment properties	204,782	1,332,370	1,255,775
Land use rights	571,827	3,720,478	3,346,008
Investments in joint ventures	923,355	6,007,624	6,240,200
Investments in associates	1,065,895	6,935,030	5,926,533
Available-for-sale financial investments	296,359	1,928,201	164,393
Deferred tax assets	246,350	1,602,825	1,426,707
Other non-current assets	541,150	3,520,892	4,188,121
Total non-current assets	20,256,876	131,797,310	124,024,763
Current assets
Inventories	3,127,232	20,346,709	17,933,432
Trade and notes receivables	1,233,606	8,026,209	7,349,563
Other current assets	1,546,759	10,063,676	15,247,745
Financial assets at fair value through profit or loss	1,465	9,534	54,756
Restricted cash and time deposits	330,832	2,152,492	2,087,447
Cash and cash equivalents	4,265,202	27,750,686	23,813,736
Total current assets	10,505,096	68,349,306	66,486,679
Total assets	30,761,972	200,146,616	190,511,442
Equity attributable to owners of the parent
Share capital	2,290,672	14,903,798	14,903,798
Other reserves	4,294,722	27,942,747	27,901,030
Accumulated losses	(517,667)	(3,368,095)	(4,636,530)
Equity attributable to owners of the parent	6,067,727	39,478,450	38,168,298
Non-controlling interests	4,001,572	26,035,429	17,618,510
Total equity	10,069,299	65,513,879	55,786,808
Non-current liabilities
Interest-bearing loans and borrowings	6,192,414	40,289,703	47,322,748
Other non-current liabilities	518,327	3,372,390	3,237,741
Deferred tax liabilities	152,735	993,742	984,304
Total non-current liabilities	6,863,476	44,655,835	51,544,793
Current liabilities
Trade and notes payables	1,893,852	12,321,970	11,342,870
Other payables and accrued liabilities	2,244,399	14,602,731	13,017,319
Financial liabilities at fair value through profit or loss	13,745	89,426	3,575
Income tax payable	32,308	210,205	356,683
Interest-bearing loans and borrowings	9,644,893	62,752,570	58,459,394
Total current liabilities	13,829,197	89,976,902	83,179,841
Total liabilities	20,692,673	134,632,737	134,724,634
Total equity and liabilities	30,761,972	200,146,616	190,511,442
Net current liabilities	3,324,101	21,627,596	16,693,162
Total assets less current liabilities	$ 16,932,775	¥ 110,169,714	¥ 107,331,601